Right-of-use assets	12 Months Ended
Dec. 31, 2025
Right-of-use assets

Note 16. Right-of-use assets

(SEK in thousands)	Electric vehicles and trailers	Land and buildings	Equipment	Total
Cost
Balance as of January 1, 2024	125,615	513,047	15,572	654,234
Additions	33,874	110,079	408	144,361
Disposals	(3,926)	(88,714)	(1,777)	(94,417)
Exchange rate differences	310	33,143	-	33,453
Remeasurements	474	10,525	-	10,999
Balance as of December 31, 2024	156,347	578,080	14,203	748,630
Additions	109,180	37,722	2,907	149,809
Disposals	(23,640)	(18,476)	(5,952)	(48,068)
Exchange rate differences	(1,540)	(63,344)	(20)	(64,904)
Remeasurements	-	9,651	564	10,215
Balance as of December 31, 2025	240,347	543,632	11,703	795,682

Accumulated depreciation
Balance as of January 1, 2024	(63,280)	(79,438)	(5,914)	(148,632)
Depreciation for the year	(24,037)	(70,882)	(5,167)	(100,086)
Disposals	2,857	85,103	1,773	89,733
Exchange rate differences	(73)	(2,652)	-	(2,725)
Balance as of December 31, 2024	(84,533)	(67,869)	(9,308)	(161,710)
Depreciation for the year	(36,904)	(56,909)	(4,785)	(98,598)
Disposals	17,198	11,949	5,952	35,100
Exchange rate differences	694	7,320	6	8,020
Balance as of December 31, 2025	(103,544)	(105,509)	(8,135)	(217,188)

Carrying amount
At January 1, 2024	62,335	433,609	9,658	505,602
At December 31, 2024	71,814	510,211	4,895	586,920
At December 31, 2025	136,803	438,123	3,568	578,494

The Group leases a number of assets such as electric heavy duty trucks, trailers, premises, machinery, and IT equipment. The average lease term is 13.5 years (2024: 13 years). The Group leases land and buildings which have lease terms of 1 to 30 years.

The total cash outflow for leasing agreements amounts to SEK 137,218 thousand (2024: 121,640). The Group recognizes expenses of SEK 18,952 thousand (2024: SEK 5,826 thousand) relating to short-term leases and leases of low-value assets.

In January 2025, the Group entered into a sale and leaseback transaction for 11 trucks for which the Group received EUR 2 million in cash, and in return will lease back the assets for 74 months. The Group does not have the option to repurchase the assets at the end of the lease term. The Group accounted for the transaction by derecognizing property, plant and equipment totaling SEK 28.0 million related to the trucks, recognized a right-of-use asset and lease liability for the lease of the trucks, and recorded an immaterial loss on disposal.